Income tax expense - Schedule of Detailed Income Tax Expenses (Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Loss before taxes	$ 154,661	$ 251,505	$ 245,963
Pre-tax book income at the applicable statutory rate	20,191	34,060	33,319
Income Taxes, Tax Effects [Abstract]
Tax losses for which no deferred income tax asset is recognized	(18,908)	(31,138)	(26,112)
State income taxes - U.S.	654	2,704	0
Recognition of previously unrecognized R&D tax credits and deductible temporary differences	22	22,270	0
R&D tax credit - U.S.	6,110	7,232	546
Non-deductible expenses	(8,023)	(13,665)	(8,166)
Other	(1,185)	16	86
Income tax (expense) benefit	$ (1,139)	$ 21,479	$ (327)